A Message to Variable Annuity Contract Owners


There were significant increases in the Stock Markets in both 1995 and 1996. In 1996, the Dow Jones Industrial Average increased 26.0% in value and the Standard & Poor's 500 Index increased by 20.3%. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices.

The yield on the 30 year Treasury Bond has increased recently, so that at the end of January, 1997 it was approximately 7%. Short term rates, as measured by the 3 month Treasury Bill, are yielding 5.4% now, which is slightly ahead of a year ago.

The U.S. Gross Domestic Product for 1996 increased approximately 3% while inflation remains low with the Consumer Price Index increasing by 3.3% in 1996.

The Variable Annuity contracts which are the subject of this report are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Bankers Security Life Insurance Company, the issuer of your insurance contract.

The Outlook. For 1997, we expect economic growth to continue near the trend rate and continuing moderate inflation with interest rates remaining near current levels. At the time of this report, macroeconomic indicators are showing mixed signs. While the business expansion has been underway for almost six years, it is likely to be sustained throughout 1997. Nevertheless, profits are expected to grow albeit at a slower rate than in the past few years.

Name Change. Please note that on July 1, 1996, Bankers Security Life Insurance Society changed its name to ReliaStar Bankers Security Life Insurance Company. ReliaStar Bankers Security is part of a group of companies owned by ReliaStar Financial Corp.


                   						Respectfully,




                      			James G. Cochran
				                    	Executive Vice President
					                   	ReliaStar Bankers Security Life Insurance Company

            RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS 121, 122, 123,
                                    124, 125 AND 126
                          STATEMENTS OF ASSETS AND LIABILITIES
                                   December 31, 1996

                                                    Oppenheimer  Eaton Vance                Oppenheimer
                                                   ------------ ------------ -------------------------
                                                                Income Fund
                                                                 of Boston   Money Market Asset Allocation
                      ASSETS                         Fund 121     Fund 122     Fund 123     Fund 124
                                                   ------------ ------------ ------------ ------------
Investments.......................................$  2,378,085 $    522,381 $  1,858,837 $ 12,995,755

Net receivable from ReliaStar Bankers.............      73,699         -          -           419,417
                                                   ------------ ------------ ------------ ------------
                                                     2,451,784      522,381    1,858,837   13,415,172
                   LIABILITIES

Net payable to ReliaStar Bankers................        -               982       78,231       -
                                                   ------------ ------------ ------------ ------------
      Net Assets                                  $  2,451,784 $    521,399 $  1,780,606 $ 13,415,172
                                                   ============ ============ ============ ============

Accumulation Units Outstanding                         402,763       59,884      431,185    1,626,423
                                                   ============ ============ ============ ============

Accumulation Unit Value                           $       5.89 $       7.08 $       3.77 $       7.53
                                                   ============ ============ ============ ============
Investments basis data:
   Shares Owned                                        198,339       63,705    1,858,837      930,928
   Net Asset Value                                $      11.99 $       8.20 $       1.00 $      13.96
   Cost                                           $  1,916,859 $    489,361 $  1,858,837 $ 10,682,155

                                                          Oppenheimer
                                                   -------------------------
                                                                  Capital
                                                    High Yield  Appreciation   Combined
                      ASSETS                         Fund 125     Fund 126      Total
                                                   ------------ ------------ ------------
Investments.......................................$  8,447,890 $  5,310,592 $ 31,513,540

Net receivable from ReliaStar Bankers.............        -          65,322      558,438
                                                   ------------ ------------ ------------
                                                     8,447,890    5,375,914   32,071,978
                   LIABILITIES

Net payable to ReliaStar Bankers...................     48,372         -         127,585
                                                   ------------ ------------ ------------
      Net Assets                                  $  8,399,518 $  5,375,914 $ 31,944,393
                                                   ============ ============ ============

Accumulation Units Outstanding                       1,424,902      902,327    4,851,484
                                                   ============ ============ ============

Accumulation Unit Value                           $       5.28 $       5.88
                                                   ============ ============
Investments basis data:
   Shares Owned                                        604,284      169,505
   Net Asset Value                                $      13.98 $      31.33
   Cost                                           $  7,376,759 $  4,774,082


                    STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                             Year Ended December 31, 1996

                                                     Fund 121     Fund 122     Fund 123     Fund 124
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    228,172 $     73,235 $    100,867 $  1,170,114
Expenses -
    Mortality and expense guarantee fees...........    (24,215)      (5,543)     (21,294)    (125,983)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................    203,957       67,692       79,573    1,044,131

Net realized gain..................................      5,288        1,901       -            52,852
Net unrealized gain................................    160,224       20,142       -           780,422
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations...    369,469       89,735       79,573    1,877,405

Transfer among funds, net..........................     49,666     (102,843)     (41,429)       1,000
Reserve transfers from (to) ReliaStar Bankers......     29,959         (352)     (30,046)     456,628
Payments to contract owners -
   surrenders and other benefits...................   (121,795)    (295,396)    (274,459)  (1,095,296)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............    327,299     (308,856)    (266,361)   1,239,737

Net assets, beginning of year......................  2,124,485      830,255    2,046,967   12,175,435
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$  2,451,784 $    521,399 $  1,780,606 $ 13,415,172
                                                   ============ ============ ============ ============

                                                                               Combined
                                                     Fund 125     Fund 126      Total
                                                   ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    771,453 $    566,525 $  2,910,366
Expenses -
    Mortality and expense guarantee fees...........    (83,661)     (49,790)    (310,486)
                                                   ------------ ------------ ------------
Net investment income..............................    687,792      516,735    2,599,880

Net realized gain..................................     31,982       10,045      102,068
Net unrealized gain................................    307,733      615,783    1,884,304
                                                   ------------ ------------ ------------
Increase in net assets resulting from operations...  1,027,507    1,142,563    4,586,252

Transfer among funds, net..........................    (62,283)     120,056      (35,833)
Reserve transfers from (to) ReliaStar Bankers......    295,922        6,489      758,600
Payments to contract owners -
   surrenders and other benefits................... (1,474,400)    (911,352)  (4,172,698)
                                                   ------------ ------------ ------------
Net increase (decrease) in net assets..............   (213,254)     357,756    1,136,321

Net assets, beginning of year......................  8,612,772    5,018,158   30,808,072
                                                   ------------ ------------ ------------
Net assets, end of year...........................$  8,399,518 $  5,375,914 $ 31,944,393
                                                   ============ ============ ============

 See accompanying notes to financial statements.

           RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS 121, 122, 123,
                                  124, 125 AND 126
                STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                            Year Ended December 31, 1995

                                                     Fund 121     Fund 122     Fund 123     Fund 124
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    186,693 $     79,441 $    128,760 $    924,270
Expenses -
    Mortality and expense guarantee fees...........    (20,427)      (6,604)     (22,863)    (116,887)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................    166,266       72,837      105,897      807,383

Net realized gain (loss)...........................     26,251       (6,176)          -        56,975
Net unrealized gain (loss).........................    223,969       33,747           -     1,356,701
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations...    416,486      100,408      105,897    2,221,059

Transfer among funds, net..........................     47,608       (1,681)  (2,599,240)     (63,074)
Reserve transfers from ReliaStar Bankers...........     23,611       -            46,613      552,097
Payments to contract owners -
   surrenders and other benefits...................    (74,310)      (5,000)    (165,435)    (902,667)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............    413,395       93,727   (2,612,165)   1,807,415

Net assets, beginning of year......................  1,711,090      736,528    4,659,132   10,368,020
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$  2,124,485 $    830,255 $  2,046,967 $ 12,175,435
                                                   ============ ============ ============ ============

                                                                               Combined
                                                     Fund 125     Fund 126      Total
                                                   ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    877,943 $    694,429 $  2,891,536
Expenses -
    Mortality and expense guarantee fees...........    (90,251)     (47,149)    (304,181)
                                                   ------------ ------------ ------------
Net investment income..............................    787,692      647,280    2,587,355

Net realized gain (loss)...........................    (32,319)     287,293      332,024
Net unrealized gain (loss).........................    428,121      (76,129)   1,966,409
                                                   ------------ ------------ ------------
Increase in net assets resulting from operations...  1,183,494      858,444    4,885,788

Transfer among funds, net..........................  2,687,115      (70,055)         673
Reserve transfers from ReliaStar Bankers...........    147,422       26,755      796,498
Payments to contract owners -
   surrenders and other benefits................... (1,928,745)    (332,882)  (3,409,039)
                                                   ------------ ------------ ------------
Net increase (decrease) in net assets..............  2,089,286      482,262    2,273,920

Net assets, beginning of year......................  6,523,486    4,535,896   28,534,152
                                                   ------------ ------------ ------------
Net assets, end of year...........................$  8,612,772 $  5,018,158 $ 30,808,072
                                                   ============ ============ ============

 See accompanying notes to financial statements.


        	RELIASTAR BANKERS SECURITY VARIABLE ANNUITY FUNDS 121, 122, 123,
                             124, 125 AND 126
                       	NOTES TO FINANCIAL STATEMENTS
                           	December 31, 1996
Note 1 - Organization

ReliaStar Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 (the "Separate Accounts") were established as Separate Accounts in April 1975 (Funds 121, 122 and 123), July 1977 (Fund 124), July 1978 (Fund 125) and
February 1981 (Fund 126), under the provisions of New York insurance laws by ReliaStar Bankers Security Life Insurance Company ("ReliaStar Bankers"), previously Bankers Security Life Insurance Society. The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by ReliaStar Bankers. The assets of the Separate Accounts are invested in open-end diversified management investment companies which are also registered under the Act. The Separate Accounts are closed to new contract owners and additional payments from existing contract owners.

On December 18, 1996, the Oppenheimer Target Fund name was changed to Oppenheimer Capital Appreciation.

Note 2 - Investments

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between the beginning of year value and current market value of investments owned is recorded as an unrealized gain (loss) on investments. Dividends received are generally recorded as income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold, for the year ended December 31, 1996, were:

	       Cost of Shares			Proceeds from					      Cost of Shares  Proceeds from
Fund	     Acquired   			  Shares Sold  		  Fund    Acquired   	   Shares Sold
121	    $   276,985  			 $     155,383		   124   $  1,235,796    $  1,177,011
122	         73,235			         403,841		   125			   7,494,347	 	    8,175,998
123	      6,822,427			       7,015,036   		126			     694,299		     1,008,774

Note 3 - Taxes

ReliaStar Bankers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not a separate entity from ReliaStar Bankers, and their operations form a part of ReliaStar Bankers, they are not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Bankers.

Note 4 - Charges and Transfers

ReliaStar Bankers deducts a daily charge equal to an annual rate of 1.0% of the daily asset value of the Separate Accounts for mortality and expense risks assumed. The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Bankers, are offset by transfers to, or from, ReliaStar Bankers. Included in Net receivable from (payable to) ReliaStar Bankers are policy transactions which are unsettled as of the reporting date.

Note 5 - Supplementary Information

Accumulation unit values for a unit of the funds outstanding at December 31, were:

Fund		1996		 1995   1994		 1993		 1992		 1991		 1990		 1989		 1988		 1987
121		 $5.89		$4.96		$4.03		$4.06		$3.57		$3.32 	$2.63		$2.78		$2.27		$2.12
122	   7.08	  5.17   5.03   5.59 	 4.80   4.11	  3.91		 3.48   3.37		 2.95
123	   3.77	  3.62   3.49	  3.39   3.34	  3.25   3.10	  2.90   2.69	  2.53
124		  7.53		 6.33 	 5.29   5.43   4.72		 4.35   3.40	  3.72   3.55	  3.42
125		  5.28		 4.63	  4.08	  4.22   3.52   3.12	  2.46   2.57 		2.49	  2.26
126		  5.88	  4.62   3.86	  4.47   3.78		 3.75   2.73 	 2.96   2.35   2.09

                           	INDEPENDENT AUDITORS' REPORT



To ReliaStar Bankers Security Life Insurance Company and
	 ReliaStar Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 Contract Owners:




We have audited the accompanying combined statement of assets and liabilities of the ReliaStar Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 as of December 31, 1996, and the related combined statements of operations and changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of ReliaStar Bankers Security Life Insurance Company management. Our responsibility is to express an opinion on these financial statements based on our audits. The accumulation unit values for each of the years in the eight-year period ended December 31, 1994, were audited by other auditors whose report dated February 9, 1995, expressed an unqualified opinion on those values.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the ReliaStar Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 as of December 31, 1996, and the combined results of operations and changes in net assets for the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Minneapolis, MN
February 14, 1997